Valuation and Qualifying Accounts - Schedule of Changes in Valuation and Qualifying Accounts (Detail) - Allowance for Doubtful Accounts [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance of beginning of period	$ 3,164	$ 3,513	$ 3,401
Increase / (Decrease)	1,062	818	2,548
Utilization	(1,063)	(984)	(2,515)
Other comprehensive Income / (Loss)	(1,098)	(183)	79
Balance at end of period	$ 2,065	$ 3,164	$ 3,513